The UBS Funds	Prospectus Supplement

The UBS Funds
Prospectus Supplement

September 14, 2012

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Multi-Asset Income Fund series (the “Fund”) of The UBS Funds dated April 17, 2012, as follows:

Effective as of the close of business on September 14, 2012, David Buckle will no longer serve as a portfolio manager for the Fund.  Therefore, effective as of the close of business on September 14, 2012, all references to Mr. Buckle in the Prospectus are deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-590

The UBS Funds	SAI Supplement

The UBS Funds
Supplement to the Statement of Additional Information

September 14, 2012

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS Multi-Asset Income Fund series (the “Fund”) of The UBS Funds dated April 17, 2012, as follows:

Effective as of the close of business on September 14, 2012, David Buckle will no longer serve as a portfolio manager for the Fund.  Therefore, effective as of the close of business on September 14, 2012, all references to Mr. Buckle in the SAI are deleted.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-592